Contingent Consideration Receivable - Additional Information (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Addition contingent consideration payable	$ 9,400